Legal Proceedings	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2016
Commitments
Legal Proceedings

NOTE 14 – Legal Proceedings

Please refer to our Annual Report on Form 10-K/A filed October 12, 2017 for information regarding our pending legal proceedings. The following represents an update to the items disclosed in that filing:

Claims Against Donna Rayburn

On October 6, 2017 the Company executed a Release and Settlement Agreement with Donna Rayburn regarding the litigation between the Company and Ms. Rayburn. Ms. Rayburn released the Company from all claims and returned 10 million stock warrants.

Arbitration Claim of Roy J. Meadows Against Rocky Mountain High Brands, Inc. (RMHB) dated February 24, 2016

On October 6, 2017 the Company executed a Release and Settlement Agreement with Roy Meadows (“Meadows Settlement”) regarding the litigation between the parties. As part of the Meadows Settlement, the Company agreed to issue 45 million shares of the Company’s common stock, including 20 million shares issued immediately and 25 million shares to be issued upon the effectiveness of the Company’s increased common share authorization. Mr. Meadows is subject to a “leak-out” formula whereby he is limited in the number of shares he can re-sell if the stock price is below $.06 per share. In connection with this settlement, the Company agreed to an exchange of the Preferred C Stock back to the originating note payable in accordance with the terms of the Exchange Agreement. Mr. Meadows assigned the note to GHS Investments, LLC, (“GHS”) an outside investment group, in exchange for consideration paid to him by GHS. Mr. Meadows released the Company from all claims and returned 55,096,825 stock warrants.

192nd Judicial District Court of Dallas County Texas, filed February 16, 2017, DC-17-02058. Rocky Mountain High Brands, Inc. v. Dewmar International BMC, Inc.

RMHB filed suit against Dewmar for breach of contract and for an accounting. RMHB is in the process of obtaining a default judgment against Dewmar for its failure to file an answer to the suit.

134th Judicial District Court of Dallas County, Texas, filed April 28, 2017. Rocky Mountain High Brands, Inc. v Lyonpride Music, LLC

RMHB filed suit against Lyonpride for fraud and for declaratory relief with respect to a contract between the parties. RMHB seeks monetary damages against said Defendant.

134th Judicial District Court of Dallas County, Texas. Filed June 26, 2017. Rocky Mountain High Brands, Inc. v Statewide Beverage Company, Inc.

RMHB has filed suit for breach of contract, common law fraud and declaratory relief.

Los Angeles Superior Court, BC669367, filed July 24, 2017. Statewide Beverage Company, Inc. v. Rocky Mountain High Brands, Inc.

Statewide filed a breach of contract claim, dealing with the same fact issues in the above case of RMHB v Statewide. RMHB still has not been served in this case.

Dallas County Texas, Case Number DC-17-15441 filed November 8, 2017.  Rocky Mountain High Brands, Inc. f/k/a Republic of Texas Brands, Inc. Plaintiff, vs. Jerry Grisaffi, Joe Radcliffe, LSW Holdings, LLC, Lily Li, Epic Group One, LLC, Kenneth Radcliffe, Dennis Radcliffe, Phil Uhrik, Michael Radcliffe, Frank Izzo, Morgan Albright, John Garrison, BB Winks, LLC, Crackerjack Classic, LLC, and Universal Consulting, LLC.

RMHB is seeking the return of Series A Preferred stock and common stock issued to certain defendants or later obtained by certain other defendants for little or no consideration paid to the Company.  RMHB alleges the Company’s former Chairman of the Board breached his fiduciary duty to the Company by issuing these shares to himself and others.

NOTE 15 – Legal Proceedings

Claims Against Donna Rayburn

RMHB and Rayburn entered into a convertible promissory note dated February 2, 2015 for the original principal amount of $165,000 (with a $5,000 original issue discount). On August 29. 2015, RMHB paid to Rayburn $197,774, representing return of principal and interested earned during the life of the loan. On February 19, 2016, Rayburn issued an additional demand of interest and penalties totaling $99,488. Rayburn has charged $137,262 in interest and penalties on a $160,000 loan for one year and 17 days for an effective annual interest rate of 85.77%. As additional consideration for the note, RMHB was required to issue a warrant to Rayburn for 10,000,000 of common stock.

RMHB has claims against Rayburn for violation of Florida Usury Laws. RMHB will seek a cancellation of the note and additional monetary recovery in the total amount paid to Rayburn, plus additional recovery for all usurious interest charged. RMHB will also seek to void the warrant for 10,000,000 shares of common stock, which was issued under a voidable note. The amount which RMHB will seek from Rayburn is in excess of $300,000.

Arbitration Claim of Roy J. Meadows Against Rocky Mountain High Brands, Inc. (RMHB) dated February 24, 2016

Meadows claims a breach of an exchange agreement dated November 3, 2015. RMHB has denied the breach. Meadows has demanded that RMHB remove him as a Control Person under RMHB’s OTC Markets Disclosure Statement as of December 31, 2015 filed on January 29, 2016. Meadows has rejected the interest payment under the exchange agreement dated January 30, 2016. He has not given an explanation of his rejection. Meadows also demands the exchange of the Series C Preferred back to the original $1,500,000 convertible note.

Meadows has initiated arbitration claiming notice of an Arbitration Claim against RMHB. RMHB has objected to this claim, as well as to the arbitration process itself. Meadows seeks damages of $2,947,094. He has further demanded that RMHB comply with an Agreement dated November 16, 2015 which is a part of the litigation described in the disclosure above. This agreement, which was a requirement of Meadows to execute the Exchange Agreement, requires the Company to issue warrants for common stock of 110,760,000 for not redeeming the Series C Preferred Shares by March 24, 2016.

On April 4, 2016, RMHB engaged the law firm of Allred Wilcox & Hartley PLLC to act as counsel in defending these claims.

As a result of the arbitration, RMHB filed suit in Florida, Eighteenth Judicial Circuit Court of Seminole County, Florida, Rocky Mountain High Brands, Inc. v. Roy Meadows, David Meadows et al, Case No. 2016-CA-000958-15-W.

The Company filed suit for an injunction against continuation of the Meadows Arbitration. The Meadows Arbitration hearing currently has no date for commencement of the Arbitration hearing. Shortly after the suspension of the Arbitration hearing, on April 20, 2016, false, malicious, and defamatory allegations were asserted by the Shareholder Alert inappropriately released by the Law Office of A.A. McClanahan, Meadow’s attorney.

The Company has filed in the Seminole Suit a Motion for Leave To Amend its current suit to add claims against Meadows for usury, cancellation of warrants and defamation as a result of the Shareholder Alert press release.

The Company is investigating facts surrounding Meadows and others and may amend its Florida lawsuit to seek more than $20 Million in damages and disgorgement of Meadows and Rayburn profits on questionable trading activities.

The Amended Suit will deal with the following:

RMHB has asserted usury claims in connection with $1,500,000 demand convertible note referenced below in the section pertaining to the Meadows Arbitration Claim. RMHB seeks unspecified monetary damages in connection with the Meadows Note, and further seeks cancellation of warrants for 41,454,851 and 13,641,974 shares of common stock issued to Meadows in connection with the Meadows Note and cancellation of the Meadows Note.

During the six months ended December 31, 2015, the Company issued 68,220,350 shares of common stock for the conversion of $104,220 of convertible debt to Roy Meadows and Trinexus, Inc. prior to executing the exchange agreement to Series C preferred stock.

RMHB believes that as a result of Meadows’ actions in this suit, the Arbitration is effectively waived and that the Court in Seminole County, Florida will resolve this matter.

Meadows has filed a counter claim in this suit for the damages he asserted in the arbitration claim. He has also filed for relief under elderly laws of Florida.

192nd Judicial District Court of Dallas County Texas, filed February 16, 201, DC-17-02058. Rocky Mountain High Brands, Inc. v. Dewmar International BMC, Inc. RMHB filed suit against Dewmar for breach of contract and for an accounting. RMHB is in the process of obtaining a default judgment against Dewmar for its failure to file an answer to the suit.

134th Judicial District Court of Dallas County, Texas, filed April 28, 2017. Rocky Mountain High Brands, Inc. v Lyonpride Music, LLC. RMHB filed suit against Lyonpride for fraud and for declaratory relief with respect to a contract between the parties. RMHB seeks monetary damages against said Defendant.

134th Judicial District Court of Dallas County, Texas. Filed June 26, 2017. Rocky Mountain High Brands, Inc. v Statewide Beverage Company, Inc. RMHB has filed suit for breach of contract, common law fraud and declaratory relief.

Los Angeles Superior Court, BC669367, filed July 24, 2017. Statewide Beverage Company, Inc. v. Rocky Mountain High Brands, Inc. Statewide filed a breach of contract claim, dealing with the same fact issues in the above case of RMHB v Statewide. RMHB still has not been served in this case.